Columbia Small Cap Value Discovery Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Discovery Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 3.6%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	227,522	3,164,831
Entertainment 0.5%
Gaia, Inc.(a),(b)	641,749	2,695,346
Playstudios, Inc.(a)	2,256,784	2,595,302
Vivid Seats, Inc., Class A(a)	1,565,770	2,426,943
Total		7,717,591
Interactive Media & Services 0.4%
Webtoon Entertainment, Inc.(a)	665,073	6,677,333
Media 1.5%
Cable One, Inc.	23,901	3,058,850
Criteo SA, ADR(a)	226,250	5,506,925
Ibotta, Inc.(a)	226,876	8,246,942
Integral Ad Science Holding Corp.(a)	962,030	7,888,646
Total		24,701,363
Wireless Telecommunication Services 1.0%
Telephone and Data Systems, Inc.	437,024	17,061,417
Total Communication Services		59,322,535
Consumer Discretionary 10.8%
Automobile Components 1.4%
Gentherm, Inc.(a)	235,318	7,539,589
Visteon Corp.(a)	136,862	15,212,211
Total		22,751,800
Automobiles 0.4%
Winnebago Industries, Inc.	199,940	5,942,217
Broadline Retail 0.7%
Savers Value Village, Inc.(a)	1,156,590	12,040,102
Distributors 0.3%
A-Mark Precious Metals, Inc.	190,910	4,062,565
Educational Development Corp.(a)	390,079	526,606
Total		4,589,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.6%
American Public Education, Inc.(a)	215,511	6,361,884
Kindercare Learning Cos, Inc.(a)	415,475	3,992,715
Total		10,354,599
Household Durables 2.7%
Beazer Homes USA, Inc.(a)	184,430	4,334,105
Cavco Industries, Inc.(a)	14,847	5,993,288
Century Communities, Inc.	129,990	7,317,137
Hamilton Beach Brands Holding Co.	316,931	4,934,616
Helen of Troy Ltd.(a)	255,460	5,615,011
Hooker Furnishings Corp.	240,760	2,275,182
Legacy Housing Corp.(a)	291,786	6,530,171
Lifetime Brands, Inc.	639,347	2,813,127
Universal Electronics, Inc.(a)	605,465	3,675,172
Total		43,487,809
Leisure Products 1.6%
Malibu Boats, Inc., Class A(a)	158,485	5,279,135
Polaris, Inc.	280,348	14,833,213
YETI Holdings, Inc.(a)	185,936	6,831,289
Total		26,943,637
Specialty Retail 1.5%
Advance Auto Parts, Inc.	105,979	5,624,305
Brilliant Earth Group, Inc., Class A(a)	559,724	839,586
Designer Brands, Inc.	911,024	2,569,088
National Vision Holdings, Inc.(a)	490,392	11,896,910
Zumiez, Inc.(a)	308,014	4,222,872
Total		25,152,761
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	226,180	5,482,603
Culp, Inc.(a)	488,425	2,075,806
Fossil Group, Inc.(a)	1,733,173	2,929,063
Movado Group, Inc.	381,772	5,921,284
Steven Madden Ltd.	370,860	8,902,494
Total		25,311,250
Total Consumer Discretionary		176,573,346

Columbia Small Cap Value Discovery Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.1%
Beverages 0.8%
Boston Beer Co., Inc. (The), Class A(a)	26,816	5,553,057
MGP Ingredients, Inc.	242,077	6,845,938
Total		12,398,995
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	242,226	8,700,758
Food Products 1.5%
Dole PLC	685,651	9,763,670
Hain Celestial Group, Inc. (The)(a)	1,418,239	2,226,635
John B. Sanfilippo & Son, Inc.	76,550	4,846,381
TreeHouse Foods, Inc.(a)	390,410	7,503,680
Total		24,340,366
Personal Care Products 1.3%
Coty, Inc., Class A(a)	2,363,620	11,463,557
Edgewell Personal Care Co.	317,770	8,017,337
Honest Co., Inc. (The)(a)	508,410	2,343,770
Total		21,824,664
Total Consumer Staples		67,264,783
Energy 6.6%
Energy Equipment & Services 1.8%
Atlas Energy Solutions, Inc.	484,780	6,302,140
DMC Global Inc(a)	598,453	4,841,485
Natural Gas Services Group, Inc.(a)	357,192	8,604,755
Pason Systems, Inc.	556,240	4,692,874
Tetra Technologies, Inc.(a)	1,290,702	5,291,878
Total		29,733,132
Oil, Gas & Consumable Fuels 4.8%
Ardmore Shipping Corp.	391,570	4,260,282
CVR Energy, Inc.	364,950	9,773,361
Delek U.S. Holdings, Inc.	370,300	8,283,611
Green Plains, Inc.(a)	597,620	4,942,317
PBF Energy, Inc., Class A	586,730	13,260,098
Ring Energy, Inc.(a)	3,517,406	2,685,539
Scorpio Tankers, Inc.	273,990	12,387,088
Talos Energy, Inc.(a)	1,013,280	8,663,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Teekay Tankers Ltd., Class A	211,840	8,971,424
W&T Offshore, Inc.	2,760,663	4,886,374
Total		78,113,638
Total Energy		107,846,770
Financials 20.5%
Banks 9.2%
Banc of California, Inc.	846,440	12,290,309
Bank of Marin Bancorp	242,467	5,491,877
BankUnited, Inc.	394,126	14,373,775
Central Pacific Financial Corp.	182,744	4,871,955
CNB Financial Corp.	193,541	4,441,766
Columbia Banking System, Inc.	517,540	12,317,452
Community West Bancshares	212,418	4,089,046
First Community Corp.	151,997	3,765,726
First Financial Corp.	85,038	4,553,785
Heritage Financial Corp.	166,583	3,754,781
Hilltop Holdings, Inc.	386,858	11,450,997
HomeStreet, Inc.(a)	488,578	6,390,600
Northrim BanCorp, Inc.	45,288	3,782,907
Popular, Inc.	89,128	10,212,286
Provident Financial Holdings, Inc.	206,832	3,169,700
Riverview Bancorp, Inc.	647,304	3,191,209
Sierra Bancorp	141,716	4,155,113
Southern First Bancshares, Inc.(a)	192,362	7,994,565
Towne Bank	324,802	11,377,814
WaFd, Inc.	443,499	12,908,038
Western New England Bancorp, Inc.	512,349	5,456,517
Total		150,040,218
Capital Markets 0.9%
StoneX Group, Inc.(a)	157,437	15,309,174
Consumer Finance 0.4%
PROG Holdings, Inc.	206,283	6,568,051
Financial Services 6.3%
Alerus Financial Corp.	266,326	5,630,132
Banco Latinoamericano de Comercio Exterior SA, Class E	209,068	8,354,357
Essent Group Ltd.	364,140	20,388,199
EVERTEC, Inc.	304,424	11,004,928
Flywire Corp.(a)	745,130	8,114,466
Columbia Small Cap Value Discovery Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
International Money Express, Inc.(a)	365,820	3,288,722
Pagseguro Digital Ltd., Class A	810,700	6,347,781
Payoneer Global, Inc.(a)	1,755,588	11,534,213
PennyMac Financial Services, Inc.	152,860	14,237,380
Security National Financial Corp., Class A(a)	345,949	2,933,647
Western Union Co. (The)	1,465,470	11,797,033
Total		103,630,858
Insurance 1.8%
F&G Annuities & Life, Inc.	178,483	5,695,393
Global Indemnity Group LLC	235,144	7,233,029
Greenlight Capital Re Ltd., Class A(a)	451,943	5,875,259
Horace Mann Educators Corp.	238,641	10,149,402
Total		28,953,083
Mortgage Real Estate Investment Trusts (REITS) 1.9%
ARMOUR Residential REIT, Inc.	563,330	9,187,912
Dynex Capital, Inc.	776,790	9,663,268
Orchid Island Capital, Inc.	770,290	5,361,218
Two Harbors Investment Corp.	731,166	7,128,869
Total		31,341,267
Total Financials		335,842,651
Health Care 10.5%
Biotechnology 2.0%
Annexon, Inc.(a)	1,357,715	3,258,516
Apellis Pharmaceuticals, Inc.(a)	524,100	11,708,394
Atossa Therapeutics, Inc.(a)	2,093,530	1,746,004
Celcuity, Inc.(a)	135,770	5,317,432
Compass Pathways PLC, ADR(a)	392,510	1,707,418
Olema Pharmaceuticals, Inc.(a)	778,620	4,002,107
uniQure NV(a)	391,190	5,445,365
Total		33,185,236
Health Care Equipment & Supplies 2.3%
Avanos Medical, Inc.(a)	341,100	3,810,087
Embecta Corp.	413,709	4,203,283
Inogen, Inc.(a)	564,211	3,560,171
Neogen Corp.(a)	1,892,750	8,801,288
Teleflex, Inc.	141,710	16,934,345
Total		37,309,174
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.(a)	453,210	9,866,382
Ardent Health, Inc.(a)	744,017	7,886,580
Astrana Health, Inc.(a)	202,576	4,833,463
Castle Biosciences, Inc.(a)	237,487	3,597,928
Enhabit, Inc.(a)	604,493	4,062,193
Fulgent Genetics, Inc.(a)	347,079	5,962,817
PACS Group, Inc.(a)	710,718	7,860,541
Total		44,069,904
Health Care Technology 0.9%
GoodRx Holdings, Inc., Class A(a)	714,270	3,421,354
Teladoc Health, Inc.(a)	1,042,910	7,519,381
TruBridge, Inc.(a)	204,071	4,248,758
Total		15,189,493
Life Sciences Tools & Services 1.2%
Azenta, Inc.(a)	287,220	9,392,094
Codexis, Inc.(a)	1,698,090	4,550,881
Maravai LifeSciences Holdings, Inc., Class A(a)	1,147,783	2,685,812
Quanterix Corp.(a)	568,546	3,377,164
Total		20,005,951
Pharmaceuticals 1.4%
ANI Pharmaceuticals, Inc.(a)	139,524	8,838,845
Perrigo Co. PLC	444,529	11,855,589
Phathom Pharmaceuticals, Inc.(a)	312,631	2,669,869
Total		23,364,303
Total Health Care		173,124,061
Industrials 17.6%
Aerospace & Defense 1.7%
Astronics Corp.(a)	286,380	10,344,046
Moog, Inc., Class A	92,032	17,815,554
Total		28,159,600
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	818,684	4,838,422
Building Products 1.9%
AZZ, Inc.	115,471	12,644,075
UFP Industries, Inc.	193,045	18,918,410
Total		31,562,485

Columbia Small Cap Value Discovery Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	676,286	2,536,073
Healthcare Services Group, Inc.(a)	510,006	6,635,178
HNI Corp.	175,532	9,029,366
Total		18,200,617
Electrical Equipment 2.2%
GrafTech International Ltd.(a)	2,427,106	3,373,677
NEXTracker, Inc., Class A(a)	154,020	8,973,205
Sensata Technologies Holding	332,380	10,224,009
Shoals Technologies Group, Inc., Class A(a)	1,100,830	5,933,474
Thermon(a)	245,346	6,938,385
Total		35,442,750
Ground Transportation 1.8%
ArcBest Corp.	163,420	11,950,904
Knight-Swift Transportation Holdings, Inc.	195,150	8,293,875
Werner Enterprises, Inc.	347,280	9,626,602
Total		29,871,381
Machinery 4.7%
Energy Recovery, Inc.(a)	274,006	3,685,381
Gates Industrial Corp. PLC(a)	763,560	18,936,288
Greenbrier Companies, Inc. (The)	155,356	7,068,698
Hurco Companies, Inc.(a)	223,885	4,303,070
JBT Marel Corp.	161,040	22,191,312
Mayville Engineering Co., Inc.(a)	35,040	587,621
Nano Dimension Ltd., ADR(a)	3,845,942	5,384,319
Omega Flex, Inc.	104,676	3,339,164
Taylor Devices, Inc.(a)	70,770	3,191,727
Twin Disc, Inc.	294,260	2,545,349
Wabash National Corp.	586,490	5,841,440
Total		77,074,369
Marine Transportation 1.8%
Costamare Bulkers Holdings Ltd.(a)	261,124	2,350,116
Costamare, Inc.	561,870	5,669,268
Kirby Corp.(a)	194,141	18,503,579
Safe Bulkers, Inc.	882,697	3,468,999
Total		29,991,962
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	461,576	5,349,666
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
IBEX Ltd.(a)	222,981	6,593,548
Korn/Ferry International	219,625	15,564,824
Total		22,158,372
Trading Companies & Distributors 0.4%
BlueLinx Holdings, Inc.(a)	68,327	5,006,319
Karat Packaging, Inc.	58,553	1,594,398
Total		6,600,717
Total Industrials		289,250,341
Information Technology 7.9%
Communications Equipment 0.4%
Applied Optoelectronics, Inc.(a)	275,350	6,297,254
Electronic Equipment, Instruments & Components 4.6%
Airgain, Inc.(a)	489,806	2,184,535
Cognex Corp.	166,410	6,784,536
Littelfuse, Inc.	61,830	15,910,714
Luna Innovations, Inc.(a)	1,559,039	1,559,039
Methode Electronics, Inc.	504,719	3,310,956
Powerfleet, Inc.(a)	788,044	3,199,459
Rogers Corp.(a)	104,120	6,828,189
Vishay Intertechnology, Inc.	698,590	11,449,890
Vishay Precision Group, Inc.(a)	229,513	6,086,685
Vontier Corp.	449,170	18,627,080
Total		75,941,083
IT Services 0.7%
ASGN, Inc.(a)	241,809	12,124,303
Semiconductors & Semiconductor Equipment 0.8%
Ichor Holdings Ltd.(a)	196,010	3,879,038
inTEST Corp.(a)	364,263	2,546,199
MagnaChip Semiconductor Corp.(a)	852,023	3,493,294
Valens Semiconductor Ltd.(a)	1,038,250	2,491,800
Total		12,410,331
Columbia Small Cap Value Discovery Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.4%
Clear Secure, Inc., Class A	303,243	8,918,377
Cognyte Software Ltd.(a)	525,772	4,868,649
Expensify, Inc., Class A(a)	1,301,114	2,641,261
Mitek Systems, Inc.(a)	471,230	4,250,495
Upland Software, Inc.(a)	829,690	1,700,864
Total		22,379,646
Total Information Technology		129,152,617
Materials 8.0%
Chemicals 1.9%
Chemours Co. LLC (The)	550,260	6,592,115
Ecovyst, Inc.(a)	911,530	7,848,273
Koppers Holdings, Inc.	150,358	4,940,764
Minerals Technologies, Inc.	212,240	12,341,756
Total		31,722,908
Containers & Packaging 1.0%
Greif, Inc., Class A	176,017	11,164,758
Myers Industries, Inc.	400,150	5,862,198
Total		17,026,956
Metals & Mining 4.6%
Ampco-Pittsburgh Corp.(a)	813,785	2,628,526
Capstone Copper Corp.(a)	2,052,961	11,512,346
Centerra Gold, Inc.	1,179,150	8,024,960
Compass Minerals International, Inc.(a)	244,840	4,879,661
ERO Copper Corp.(a)	552,634	7,478,268
Ferroglobe PLC	1,329,735	5,624,779
Hudbay Minerals, Inc.	1,408,975	13,076,948
Metallus, Inc.(a)	411,128	6,495,822
Torex Gold Resources, Inc.(a)	353,172	9,948,256
Vizsla Silver Corp.(a)	1,747,477	5,183,408
Total		74,852,974
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	155,083	3,498,672
Magnera Corp.(a)	302,797	3,769,823
Total		7,268,495
Total Materials		130,871,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.4%
Diversified REITs 0.5%
American Assets Trust, Inc.	436,480	8,306,214
Health Care REITs 0.2%
Universal Health Realty Income Trust	91,924	3,565,732
Hotel & Resort REITs 1.0%
Park Hotels & Resorts, Inc.	814,620	8,683,849
RLJ Lodging Trust	971,300	7,187,620
Total		15,871,469
Industrial REITs 0.7%
Americold Realty Trust, Inc.	728,724	11,717,882
Office REITs 1.3%
Brandywine Realty Trust	1,150,749	4,602,996
Highwoods Properties, Inc.	387,350	11,237,024
Piedmont Realty Trust, Inc.	745,931	5,639,238
Total		21,479,258
Real Estate Management & Development 2.6%
Cushman & Wakefield PLC(a)	1,271,777	15,502,961
Douglas Elliman, Inc.(a)	1,327,951	3,651,865
Forestar Group, Inc.(a)	321,256	7,967,149
Newmark Group, Inc., Class A	985,292	14,946,880
Total		42,068,855
Retail REITs 1.1%
Macerich Co. (The)	1,119,770	18,711,357
Specialized REITs 1.0%
PotlatchDeltic Corp.	391,503	16,008,558
Total Real Estate		137,729,325
Utilities 1.4%
Gas Utilities 1.4%
National Fuel Gas Co.	99,960	8,675,529
RGC Resources, Inc.	283,137	5,702,379
UGI Corp.	263,350	9,528,003
Total		23,905,911
Total Utilities		23,905,911
Total Common Stocks (Cost $1,391,356,251)		1,630,883,673

Columbia Small Cap Value Discovery Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, July 31, 2025 (Unaudited)
Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	51,050	8,187,910
Total Exchange-Traded Equity Funds (Cost $8,415,561)		8,187,910

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 4.473%(b),(c)	4,844,675	4,843,221
Total Money Market Funds (Cost $4,843,219)		4,843,221
Total Investments in Securities (Cost: $1,404,615,031)		1,643,914,804
Other Assets & Liabilities, Net		(3,162,924)
Net Assets		1,640,751,880
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	134,632	210,493,139	(205,784,547)	(3)	4,843,221	8	100,759	4,844,675
Gaia, Inc.†
	5,768,386	23,455	(3,357,399)	(337,505)	—	(1,204,787)	—	—
Total	5,903,018			(337,508)	4,843,221	(1,204,779)	100,759

†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Value Discovery Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT287_04_R01_(09/25)